Summary of Significant Accounting Policies (Tables)	9 Months Ended	12 Months Ended
	Dec. 31, 2023	Mar. 31, 2023
Summary of Significant Accounting Policies [Abstract]
Schedule of Cash and Cash Equivalents	The following table provides amounts included in cash and cash equivalents presented in the Company’s interim unaudited condensed consolidated statements of cash flows as of December 31, 2023 and 2022 (in thousands):
	December 31,	December 31,
	2023	2022
Total cash and cash equivalents	$1,405	$3,969
The following table provides amounts included in cash and cash equivalents presented in the Company’s consolidated statements of cash flows for the years ended March 31, 2023 and 2022 (in thousands):
	March 31, 2023	March 31, 2022
Total cash and cash equivalents	$3,562	$1,103

Schedule of Accounts Receivable	The Company’s accounts receivable at December 31, 2023 and March 31, 2023 are as follows (in thousands):
	December 31,	March 31,
	2023	2023
Accounts receivable, gross	$7,876	$7,062
Less: Allowance for credit losses	(60)	(186)
Accounts receivable, net	$7,816	$6,876
The Company’s accounts receivable at March 31, 2023 and 2022 are as follows (in thousands):
	March 31,	March 31,
	2023	2022
Accounts receivable, gross	$7,061	$8,094
Less: Allowance for doubtful accounts	(186)	(99)
Accounts receivable, net	$6,876	$7,995